CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended			105 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
CASH PROVIDED BY (USED IN):
Net loss	$ (20,106,911)	$ (5,270,719)	$ (5,603,314)	$ (41,617,063)
Adjustments required to reconcile net loss with net cash used in operating activities
Impairment of mineral properties	17,448,198	0	0	17,448,198
Warrant modification	0	0	0	1,057,787
Depreciation	93,039	169,157	160,313	795,076
Gain on Canadian dollar common share purchase warrants	0	(263,398)	(80,815)	(344,213)
Gain on sale of capital assets	(42,292)	(100)	(111,470)	(160,369)
Accrued interest included in notes payable	0	0	0	95,115
Stock based compensation - employees	190,292	581,295	582,081	1,494,500
Stock based compensation - consultants	0	0	0	97,500
Loss on deposit	0	0	0	50,000
Shares issued for mineral properties	0	0	0	100,000
Shares issued for services	0	0	0	180,000
Change in non-cash working capital balances
Prepaids and advances	140,541	(129,659)	(29,089)	(112,644)
Accounts payable	166,981	(162,028)	139,070	476,199
Accrued liabilities	123,793	46,676	488	212,201
Cash used in operating activities	(1,986,359)	(5,028,776)	(4,942,736)	(20,227,713)
Financing activities
Loan payable repayment	0	0	(74,196)	(145,499)
Notes payable repayment	0	0	(769,733)	(93,344)
Due to related parties	243,394	(48,496)	(79,111)	(204,016)
Common shares and warrants issued (net of issuance costs)	0	0	7,399,385	21,129,694
Cash provided by (used in) financing activities	243,394	(48,496)	6,476,345	20,686,835
Investing activities
Purchase of capital assets	0	(168,329)	(115,791)	(790,093)
Gentor Resources Limited acquisition	0	0	0	255,889
Proceeds from disposal of capital assets	84,163	100	185,278	284,791
Purchase of a certificate of deposit	0	0	0	(10,000)
Mineral properties expenditures	0	0	0	(169,000)
Cash provided by (used in) investing activities	84,163	(168,229)	69,487	(428,413)
Net (decrease) increase in cash	(1,658,802)	(5,245,501)	1,603,096	30,709
Cash, beginning of the year	1,689,511	6,935,012	5,331,916	0
Cash, end of the year	$ 30,709	$ 1,689,511	$ 6,935,012	$ 30,709